Segments - Schedule of Revenues by Major Products and Activities (Parentheticals) (Detail) - Collaborative Arrangement [Member] - Sanofi [Member] - USD ($) $ in Millions	3 Months Ended
	Dec. 31, 2025	Dec. 31, 2023
Product Information [Line Items]
Payment For Development Milestone	$ 500
Milestone payment received		$ 500